TRANSACTIONS AND LOANS FROM RELATED PARTIES (Detail Textuals 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Professional fees	$ 190,334	$ 205,147	$ 687,730	$ 742,246	$ 901,452	$ 879,438
Due to related parties						$ 10,000
Cross Atlantic Capital Partners
Related Party Transaction [Line Items]
Owning percentage of Co-Investment Fund II, L.P						10.00%
Professional fees						$ 10,000
Cross Atlantic Capital Partners | Due to related parties
Related Party Transaction [Line Items]
Due to related parties						10,000
Cross Atlantic Capital Partners | Selling, general and administrative expenses
Related Party Transaction [Line Items]
Professional fees						$ 10,000